Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Accounts receivable less provision for credit losses (in Dollars)		$ 2,424	$ 0
Common shares, issued (in Shares)	3,314,063	2,002,186	445,908
Common shares, outstanding (in Shares)	3,314,063	2,002,186	445,908
Common shares, authorized	Unlimited	Unlimited	Unlimited
Common shares, par value (in Dollars per share)